CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accrued expenses and other current liabilities	¥ 237,101	$ 36,337	¥ 166,955
Taxes payable	19,288	2,956	21,661
Other non-current liabilities	¥ 2,508	$ 384	¥ 1,595
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	325,733,064	325,733,064	313,857,894
Ordinary shares, outstanding (in shares)	323,640,564	323,640,564	312,051,174
VIEs and VIES' subsidiaries
Accrued expenses and other current liabilities | ¥	¥ 122,551		¥ 86,043
Taxes payable | ¥	15,693		14,123
Other non-current liabilities | ¥	¥ 244		¥ 247
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)	196,045,898	196,045,898	90,744,233
Ordinary shares, outstanding (in shares)	193,953,398	193,953,398	88,937,513
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized (in shares)	350,000,000	350,000,000
Ordinary shares, issued (in shares)	129,687,166	129,687,166	223,113,661
Ordinary shares, outstanding (in shares)	129,687,166	129,687,166	223,113,661
Ordinary shares to be designated
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized (in shares)	150,000,000	150,000,000